October 1 , 2008


VIA ELECTRONIC FILING

Securities and Exchange Commission
100 F Street, N.W.
Judiciary Plaza
Washington, DC 20549

Attention: Division of Investment Management

RE: BlackRock Small Cap Growth Fund II of
    BlackRock Series, Inc.

Post-Effective Amendment No. 10 to the Registration
Statement on Form N-1A (Securities Act File No. 333-
56203, Investment Company Act File No. 811-08797)

Ladies and Gentlemen:

	Pursuant to Rule 497(j) under the Securities
Act of 1933, as amended (the "1933 Act"), BlackRock
Small Cap Growth Fund II of BlackRock Series, Inc.
(the "Fund") hereby certifies that:

(1)	the form of Prospectus and Statement of
Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-
Effective Amendment No. 10 to the Fund's
Registration Statement on Form N-1A; and

(2)	the text of Post-Effective Amendment No. 10
to the Fund's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange
Commission on September 29, 2008.

Sincerely,

BlackRock Small Cap Growth Fund II of BlackRock
Series, Inc.

/S/ Denis R. Molleur
    Denis R. Molleur
    Assistant Secretary of the Fund